Cover	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity File Number	000-54319
Entity Registrant Name	LIFELOC TECHNOLOGIES, INC.
Entity Central Index Key	0001493137
Entity Tax Identification Number	84-1053680
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	12441 West 49th Ave.
Entity Address, Address Line Two	Unit 4
Entity Address, City or Town	Wheat Ridge
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80033
City Area Code	(303)
Local Phone Number	431-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LCTC
Entity Emerging Growth Company	false